Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits
Note 9 - Deposits

Deposits and the weighted average interest rate at December 31, 2012 and 2011 consist of the following:

	2012		2011
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
	(Dollars in Thousands)
Passbook savings accounts	$2,890	0.25%	$2,943	0.33%
Statement savings accounts	5,843	0.43	6,975	0.62
eSavings accounts	10,604	0.97	3,924	0.99
Certificate of deposit accounts	77,701	1.94	74,683	2.15
	$97,038	1.70%	$88,525	1.92%

A summary of certificates of deposit by maturity at December 31, 2012 is as follows (in thousands):

Years ending December 31:
2013	$30,512
2014	15,137
2015	14,228
2016	7,212
2017	10,612
$77,701

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $33.3 million and $29.9 million at December 31, 2012 and 2011, respectively.

A summary of interest expense for the years ended December 31, 2012 and 2011 is as follows:

	2012	2011
	(In Thousands)
Passbook savings accounts	$7	$11
Statement savings accounts	26	44
eSavings accounts	66	28
Certificate of deposit accounts	1,502	1,617
	$1,601	$1,700